CALVERT WORLD VALUES FUND, INC.

2050 M Street NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert World Values Fund, Inc. (the “Registrant”) (1933 Act File No. 033-45829) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2026 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 72 (“Amendment No. 72”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 72 was filed electronically with the Securities and Exchange Commission (Accession No. 0001133228-26-000709) on January 27, 2026:

Calvert Emerging Markets Advancement Fund

Calvert Emerging Markets Equity Fund

Calvert International Equity Fund

Calvert International Opportunities Fund

CALVERT WORLD VALUES FUND, INC.

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: February 5, 2026